Investment (Details) ¥ in Millions							4 Months Ended	6 Months Ended
	Feb. 26, 2024 USD ($)	Feb. 26, 2024 CNY (¥)	Jan. 05, 2023 USD ($)	Jan. 05, 2023 CNY (¥)	Dec. 01, 2022 CNY (¥)	Mar. 03, 2011 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jan. 19, 2023
Investment [Line Items]
Exchange consideration	$ 637,940	¥ 4.4
Yangzhou Juyuan Guarantee Co., Ltd. [Member]
Investment [Line Items]
Equity interest	10.00%	10.00%	5.00%	5.00%		12.00%
Consideration cash			$ 353,062	¥ 2.5
Carrying value investment amount								$ 481,616
Yangzhou Juyuan Guarantee Co., Ltd. [Member] | Investment [Member]
Investment [Line Items]
Investment amount (in Yuan Renminbi) | ¥						¥ 6.0
Jiangsu Huadong Medical Device Industrial Co. Ltd. [Member]
Investment [Line Items]
Equity interest					25.00%
Huadong [Member]
Investment [Line Items]
Equity interest	45.00%	45.00%								40.00%
Zhongxiangxin [Member]
Investment [Line Items]
Investment amount (in Yuan Renminbi) | ¥					¥ 40.0
Investment gain								$ 3,747	$ 1,632
Hainan Guoxie [Member]
Investment [Line Items]
Investment gain							$ 3,187